Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Value of Financial Instruments

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2026 and December 31, 2025:

		June 30, 2026		December 31, 2025
Financial assets	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at amortised cost:		$	$	$	$
Cash and cash held in trust	1	755,238	755,238	504,136	504,136
Trade and other receivables	2	1,655,084	1,655,084	1,399,977	1,399,977

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	3,575,873	3,575,873	3,309,037	3,309,037
Loans and borrowings	2	1,026,919	1,026,919	1,006,920	1,006,920
Secured promissory notes	2	6,082,383	6,082,383	7,633,966	7,633,966
Lease liabilities	2	317,543	317,543	396,121	396,121
Due to related parties	2	759,995	759,995	640,546	640,546

Financial liabilities measure at FVTPL:
Convertible promissory notes	2	7,000,000	7,000,000	1,055,420	1,055,420
Secured convertible debenture	2	4,143,982	4,143,982	4,143,982	4,143,982